Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.4%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	$405	$409,546
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	805	811,422
Series D, Sub Lien, 6.00%, 10/01/42	3,575	3,722,597
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	685	698,234

		5,641,799

Arizona — 0.8%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	90	79,812
5.00%, 05/15/56	360	296,340
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(b)	1,685	1,477,514

		1,853,666

Arkansas(b) — 0.8%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	1,555	1,219,744
Series A, AMT, 4.75%, 09/01/49	750	609,082

		1,828,826

California — 5.8%
California Educational Facilities Authority, RB,
Series V-1, 5.00%, 05/01/49	920	966,264
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(c)	890	901,042
Series A, 4.00%, 04/01/45	390	318,172
Series A, 4.00%, 08/15/48	3,030	2,608,009
California Municipal Finance Authority, ARB, AMT,
Senior Lien, 4.00%, 12/31/47	1,475	1,148,230
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	145	145,266
Series A, 5.25%, 08/15/49	370	370,420
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	1,495	1,414,018
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	775	784,335
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/49	2,085	1,607,297
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 5.00%, 05/15/46	1,160	1,133,647
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	580	444,942
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 4.00%, 05/01/52	615	490,902
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42(d)	2,000	776,798
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	360	370,078

		13,479,420

Security	Par (000)	Value

Colorado — 3.6%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	$1,705	$1,823,903
Board of Governors of Colorado State University System, Refunding RB, Series C, (ST HGR ED INTERCEPT PROG), 4.00%, 03/01/47	2,070	1,734,615
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	1,745	1,771,282
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	175	176,940
5.25%, 11/01/52	360	353,427
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,765	1,423,082
State of Colorado, COP, BAB, Series O, 4.00%, 03/15/44	1,275	1,129,701

		8,412,950

Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series A-1, 3.50%, 11/15/51	460	430,416

Delaware — 0.5%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,165	1,130,239

District of Columbia — 7.0%
District of Columbia, Refunding RB
5.00%, 04/01/35	435	439,638
Series A, 6.00%, 07/01/23(c)	240	244,507
Catholic Health Services, 5.00%, 10/01/48	2,315	2,282,632
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/40	410	354,971
Series A, AMT, 4.00%, 10/01/41	885	757,156
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(d)	6,590	3,957,479
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(d)	4,830	2,727,733
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(d)	6,515	3,451,230
Class B, Subordinate, (AGM), 4.00%, 10/01/53(e)	1,795	1,419,130
Series B, Subordinate, 4.00%, 10/01/49	765	608,958

		16,243,434

Florida — 5.2%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	210	186,053
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	195	190,791
Series A-1, 5.00%, 10/01/33	215	208,166
Series A-1, 5.00%, 10/01/34	215	206,157
Series A-1, 5.00%, 10/01/35	75	71,168
Celebration Pointe Community Development District No.1, SAB(b)
5.00%, 05/01/32	450	430,230
5.00%, 05/01/48	1,120	986,444
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	1,190	1,186,781

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	$1,340	$1,341,490
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	215	202,116
Series A, 5.00%, 06/15/50	720	643,459
Series A, 5.00%, 06/15/55	435	382,146
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.50%, 07/01/52	1,275	1,213,530
Palm Beach County Health Facilities Authority, RB, 5.00%, 11/15/45	3,150	2,910,231
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,750	1,763,489

		11,922,251

Georgia — 6.6%
Dalton Whitfield County Joint Development Authority, 4.00%, 08/15/48(e)	1,825	1,500,842
Development Authority for Fulton County, Refunding RB, 4.00%, 03/15/44	5,000	4,257,430
Georgia Housing & Finance Authority, RB, S/F Housing
3.60%, 12/01/44(e)	1,435	1,136,676
Series B, 2.50%, 06/01/50	720	420,792
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	595	594,273
Georgia Ports Authority, RB, 4.00%, 07/01/52	705	587,455
Glynn-Brunswick Memorial Hospital Authority, RB, 5.00%, 08/01/47	2,500	2,298,338
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/35	490	476,663
Series A, 5.00%, 05/15/36	490	474,002
Series A, 5.00%, 05/15/37	540	517,258
Series A, 5.00%, 05/15/38	295	280,341
Series A, 5.00%, 05/15/49	985	894,109
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	1,560	1,211,916
Municipal Electric Authority of Georgia, Refunding RB
Sub-Series A, 4.00%, 01/01/49	610	490,087
Series A, Subordinate, 4.00%, 01/01/51	225	179,022

		15,319,204

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	745	715,721

Illinois — 10.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	540	476,704
Series C, 5.25%, 12/01/35	1,465	1,397,078
Series D, 5.00%, 12/01/46	1,915	1,661,456
Series H, 5.00%, 12/01/36	450	414,463
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,460	1,456,576
Series F, 5.00%, 12/01/24	615	615,298
Series G, 5.00%, 12/01/34	450	427,272
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/36	935	863,256
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	260	260,219

Security	Par (000)	Value

Illinois (continued)
Cook County Community College District No.508, GO, 5.50%, 12/01/38	$805	$812,354
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	235	195,717
Series A, 5.00%, 02/15/50	130	106,402
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/42	920	804,899
Series A, 4.00%, 01/01/46	575	483,035
Series C, 5.00%, 01/01/37	2,800	2,850,876
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	870	785,329
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	5,175	1,587,612
State of Illinois, GO
5.00%, 02/01/39	1,540	1,459,963
Series A, 5.00%, 04/01/35	3,000	2,903,877
Series A, 5.00%, 04/01/38	3,490	3,319,514
University of Illinois, RB, Series A, 5.00%, 04/01/44	985	989,237
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	540	540,706

		24,411,843

Indiana — 2.8%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	790	802,022
AMT, 7.00%, 01/01/44	1,905	1,934,686
Indiana Finance Authority, RB(c)
Series A, AMT, 5.00%, 07/01/23	1,880	1,893,833
Series A, AMT, 5.25%, 07/01/23	405	408,851
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.00%, 07/01/52	285	264,701
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,273,270

		6,577,363

Kansas — 0.1%
Ellis County Unified School District No.489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	260	215,066

Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	1,235	1,173,173
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(f) .	1,200	1,252,110

		2,425,283

Louisiana — 0.9%
Louisiana Public Facilities Authority, Refunding RB
Class A, 4.00%, 12/15/27(c)	60	61,843
Class A, 4.00%, 12/15/50	1,940	1,596,544
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	505	507,491

		2,165,878

Maryland — 0.6%
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	420	417,293
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	1,755	1,037,940

		1,455,233

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 1.5%
Massachusetts Development Finance Agency, Refunding RB(b)
4.00%, 10/01/32	$215	$208,742
4.13%, 10/01/42	470	442,957
Massachusetts Housing Finance Agency, RB, M/F Housing
Series C-1, 3.15%, 12/01/49	550	367,043
Series C-1, 3.25%, 12/01/54	2,030	1,314,790
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	1,110	1,068,804

		3,402,336

Michigan — 4.7%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	545	555,688
Series B, 2nd Lien, 5.50%, 07/01/52	1,290	1,343,312
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,319,909
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,304,191
Series B, Senior Lien, 5.50%, 07/01/52	1,290	1,344,990
Michigan Finance Authority, RB, 4.00%, 02/15/44	810	681,783
Michigan Finance Authority, Refunding RB, Series MI1, 5.00%, 12/01/48	2,000	1,926,008
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	950	555,608
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	990	1,010,531
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,070	946,467

		10,988,487

Minnesota — 2.7%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,020	1,710,273
Series A, 5.25%, 02/15/53	565	565,115
Series A, 5.25%, 02/15/58	1,480	1,480,490
Minnesota Housing Finance Agency, RB, Series H, (FHLMC, FNMA, GNMA), 3.00%, 07/01/52	635	592,028
Minnesota Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.75%, 07/01/42	340	241,294
Series C, (FHLMC, FNMA, GNMA), 3.50%, 07/01/52	1,755	1,668,909

		6,258,109

Mississippi — 2.3%
State of Mississippi Gaming Tax Revenue, RB
Series A, 5.00%, 10/15/37	1,000	1,014,454
Series A, 4.00%, 10/15/38	5,000	4,381,830

		5,396,284

Missouri — 5.0%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	2,885	2,321,104
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	245	247,732
5.00%, 09/01/48	2,610	2,586,048
Series A, 4.00%, 07/01/46	595	513,396

Security	Par (000)	Value

Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Refunding RB (continued) Series C, 5.00%, 11/15/47	$2,570	$2,482,749
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	1,280	1,189,746
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.50%, 05/01/52	2,290	2,184,527

		11,525,302

New Hampshire(b) — 0.9%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	1,545	1,289,883
Series C, AMT, 4.88%, 11/01/42	805	677,546

		1,967,429

New Jersey — 14.2%
Casino Reinvestment Development Authority, Inc., Refunding RB
Class D, 5.25%, 11/01/39	1,675	1,681,938
Class D, 5.25%, 11/01/44	1,525	1,525,627
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,655	1,450,915
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	510	443,314
4.00%, 11/01/39	405	347,721
5.00%, 06/15/49	2,295	2,172,830
Class A, 5.25%, 11/01/47	1,740	1,715,570
Series EEE, 5.00%, 06/15/48	3,690	3,499,393
New Jersey Economic Development Authority, Refunding RB, AMT, 5.00%, 10/01/47	1,425	1,324,756
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	1,992,478
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	4,545	3,711,656
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,230	1,107,292
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,245	1,142,281
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/44	825	790,894
Series BB, 5.00%, 06/15/50	1,225	1,159,254
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,615	2,633,637
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	525	503,503
Sub-Series B, 5.00%, 06/01/46	6,070	5,560,988

		32,764,047

New Mexico — 0.8%
New Mexico Mortgage Finance Authority, RB, S/F Housing
Class A, (FHLMC, FNMA, GNMA), 3.00%, 03/01/53	1,105	1,032,837
Series C, (FHLMC, FNMA, GNMA), 4.25%, 03/01/53	765	760,148

		1,792,985

New York — 19.0%
City of New York, GO
Series A-1, 4.00%, 09/01/46	800	676,730

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
City of New York, GO (continued)
Series C, 5.00%, 08/01/43	$1,115	$1,139,982
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,792,542
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,585	1,400,335
Series C-1, 5.00%, 11/15/50	515	466,685
Series C-1, 5.25%, 11/15/55	760	713,693
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	520	397,051
Series A, 4.00%, 07/01/50	1,065	887,625
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	1,055	637,665
Series F-1, (FHA), 2.40%, 11/01/46	2,530	1,480,184
Series F-1, (FHA), 2.50%, 11/01/51	1,745	1,041,634
New York City Industrial Development Agency, Refunding RB
Series A, (AGM), 3.00%, 01/01/36	85	68,059
Series A, (AGM), 3.00%, 01/01/40	320	231,223
New York City Municipal Water Finance Authority, Refunding RB, Series BB-1, 4.00%, 06/15/45	740	637,989
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, Subordinate, 4.00%, 05/01/45	1,080	932,653
Series F-1, Subordinate, 4.00%, 02/01/51	400	336,298
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,895	1,701,119
Series A, 6.25%, 06/01/41(b)	1,800	1,789,886
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	1,815	1,242,139
Series 1, 5.00%, 11/15/44(b)	2,860	2,503,041
Series 2, 5.15%, 11/15/34(b)	340	327,547
Series 2, 5.38%, 11/15/40(b)	850	819,051
Series A, 2.88%, 11/15/46	3,365	2,111,174
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60(e)	1,310	1,082,215
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47(e)	5,960	5,106,111
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,780	1,823,309
New York State Thruway Authority, Series B, Subordinate, 4.00%, 01/01/50(e)	2,875	2,323,359
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49(e)	7,895	6,693,555
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,050	1,017,036
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	850	859,860
Series A, 4.00%, 11/15/54	985	819,555
Series A, 5.00%, 11/15/54	825	831,829

		43,891,134

Security	Par (000)	Value

North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	$630	$607,787

North Dakota — 0.7%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	950	929,672
North Dakota Housing Finance Agency, RB, S/F Housing, Series B, 3.00%, 07/01/52	645	597,867

		1,527,539

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	1,585	1,262,145
Series B-2, Class 2, 5.00%, 06/01/55	1,955	1,641,099
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	400	387,513
Series A, 4.00%, 12/01/44	505	422,432
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	500,509
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	590	463,691
Series A, 3.75%, 08/15/50	1,040	774,649
County of Montgomery Ohio, Refunding RB, 4.00%, 08/01/46	915	752,875
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	130	109,056
State of Ohio, RB, AMT, 5.00%, 06/30/53	275	248,206
The Ohio State University, Series A, 4.00%, 12/01/48	330	285,017

		6,847,192

Oklahoma — 2.0%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	1,155	924,814
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	2,050	1,875,236
Series C, 4.00%, 01/01/42	1,950	1,813,599

		4,613,649

Oregon — 1.5%
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	1,680	1,332,265
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,795	1,741,059
State of Oregon, GO, 3.00%, 12/01/51	480	470,074

		3,543,398

Pennsylvania — 4.8%
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/49	1,300	1,234,849
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 4.00%, 05/01/52	2,125	1,699,994
Series A, 5.00%, 09/01/43	1,220	1,203,203
Series A, 4.00%, 09/01/49	555	449,107
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	850	793,461

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	$1,035	$987,013
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	2,305	1,937,599
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/52	1,135	1,120,628
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,073,067
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	675	559,856

		11,058,777

Puerto Rico — 4.9%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	675	671,355
5.63%, 05/15/43	690	689,964
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,843	1,541,744
Series A-1, Restructured, 5.00%, 07/01/58	5,562	4,758,408
Series A-2, Restructured, 4.78%, 07/01/58	2,941	2,438,830
Series A-2, Restructured, 4.33%, 07/01/40	85	72,125
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,051	1,096,178

		11,268,604

Rhode Island — 3.0%
Rhode Island Housing and Mortgage Finance Corp.,
RB, M/F Housing, Series 76-A, 3.00%, 10/01/51	1,185	1,094,731
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	820	814,946
Series B, 4.50%, 06/01/45	2,295	2,119,361
Series B, 5.00%, 06/01/50	2,945	2,865,214

		6,894,252

South Carolina — 7.4%
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/36	2,505	2,536,518
5.00%, 11/15/47	1,350	1,243,413
Series A, 5.00%, 05/01/48	3,060	2,907,615
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	6,180	6,192,515
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,430	1,333,421
Series E, 5.25%, 12/01/55	1,735	1,671,221
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 3.00%, 01/01/52	415	391,550
Series A, 4.00%, 01/01/52	870	850,944

		17,127,197

Tennessee — 2.0%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	160	128,852
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	1,275	1,206,085
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	690	674,507

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	$955	$898,985
Tennessee Housing Development Agency, RB, S/F Housing, Second Series, 5.00%, 01/01/53	1,285	1,306,562
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, 3.75%, 07/01/52	485	467,311

		4,682,302

Texas — 7.9%
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	762,781
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,155	1,166,396
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	745	750,644
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	595,189
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	455	457,851
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,245	1,263,217
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	620	483,236
Series A, 5.00%, 07/01/53	760	715,061
Series B, 5.00%, 07/01/48	4,545	4,339,548
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	1,000	923,615
Texas Transportation Commission State Highway 249 System, RB, CAB, Series A, 5.00%, 08/01/57	1,140	1,044,761
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	6,900	5,900,452

		18,402,751

Utah — 1.1%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	915	874,672
Series A, AMT, 5.00%, 07/01/48	875	830,850
County of Utah, RB
Series A, 4.00%, 05/15/43	215	197,693
Series A, 3.00%, 05/15/50	985	656,840

		2,560,055

Virginia — 2.7%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,160	927,273
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	1,455	1,251,708
Series A, Senior Lien, 4.00%, 07/01/55	2,395	2,026,455
Series A, Senior Lien, 4.00%, 07/01/60(e)	1,490	1,220,444
Lexington Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/48	820	844,507

		6,270,387

Washington — 2.3%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,465	1,412,527
Series C, AMT, 5.00%, 04/01/40	755	745,514

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	$645	$649,431
Washington Health Care Facilities Authority, RB, Series A, Catholic Health Services, 5.75%, 01/01/23(c)	2,290	2,299,891
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	340	273,810

		5,381,173

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/15/49(e)	2,940	2,320,613

Wyoming — 0.7%
Wyoming Community Development Authority, RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.50%, 06/01/52	875	835,207
Wyoming Community Development Authority, Refunding RB, Series 3, (GNMA/FHLMC/FNMA COLL), 3.00%, 06/01/50	765	726,253

		1,561,460

Total Municipal Bonds — 145.5% (Cost: $382,646,181)		336,881,841

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 2.5%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(a)(g)	3,060	2,803,099
Sacramento Area Flood Control Agency, Refunding
SAB, 5.00%, 10/01/47	3,075	3,110,857

		5,913,956

Colorado — 0.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(a)(g)	2,252	2,181,926

Georgia — 1.9%
Main Street Natural Gas Inc., RB, Series B, 5.00%, 12/01/52(a)	4,379	4,323,200

Illinois — 1.2%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27	6	5,558
Series C, 4.00%, 02/15/41	3,219	2,873,626

		2,879,184

Massachusetts — 2.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 4.00%, 06/01/45	2,042	1,822,774
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	4,574	4,392,781

		6,215,555

Nebraska — 0.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	2,084	2,041,378

Security	Par (000)	Value

New York — 3.4%
New York State Urban Development Corp., Refunding RB, Series A, 4.00%, 03/15/46	$6,610	$5,201,054
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	2,629,865

		7,830,919

North Carolina — 1.2%
Township of North Bergen New Jersey, Refunding GO, Series B, 5.00%, 10/01/25	2,550	2,680,869

Pennsylvania — 1.0%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	2,338	2,379,004

Texas — 1.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23	2,520	2,531,892

Virginia — 2.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	1,771	1,597,265
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,787	3,908,218

		5,505,483

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	2,830	2,372,760

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.2% (Cost: $52,443,619)		46,856,126

Total Long-Term Investments — 165.7% (Cost: $435,089,800)		383,737,967

	Shares

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(h)(i)	14,265,092	14,263,666

Total Short-Term Securities — 6.2% (Cost: $14,263,666)		14,263,666

Total Investments — 171.9% (Cost: $449,353,466)		398,001,633

Other Assets Less Liabilities — 2.0%		4,571,309

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.4)%		(31,009,204)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (60.5)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$231,563,738

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT)

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to June 1, 2026, is $3,156,087.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$10,140,146	$4,128,967	(a)	$—	$(2,218)	$(3,229)	$14,263,666	14,265,092	$54,473	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	150	12/20/22	$16,603	$442,984
U.S. Long Bond	272	12/20/22	32,878	2,384,537
5-Year U.S. Treasury Note	111	12/30/22	11,837	186,177

				$3,013,698

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$336,881,841	$—	$336,881,841
Municipal Bonds Transferred to Tender Option Bond Trusts	—	46,856,126	—	46,856,126
Short-Term Securities
Money Market Funds	14,263,666	—	—	14,263,666

	$14,263,666	$383,737,967	$—	$398,001,633

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,013,698	$—	$—	$3,013,698

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(30,882,192)	$—	$(30,882,192)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(170,882,192)	$—	$(170,882,192)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	8